Segment Reporting	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Segment Reporting Disclosure [Text Block]

Note 45 – Segment reporting

The Corporation's corporate structure consists of two reportable segments – Banco Popular de Puerto Rico and Banco Popular North America. These reportable segments pertain only to the continuing operations of Popular, Inc. As previously indicated in Note 4 to the consolidated financial statements, the regional operations in California, Illinois and Central Florida were classified as discontinued operations in the second quarter of 2014.

Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources. The segments were determined based on the organizational structure, which focuses primarily on the markets the segments serve, as well as on the products and services offered by the segments.

Banco Popular de Puerto Rico:

Given that Banco Popular de Puerto Rico constitutes a significant portion of the Corporation's results of operations and total assets at December 31, 2014, additional disclosures are provided for the business areas included in this reportable segment, as described below:

  Commercial banking represents the Corporation's banking operations conducted at BPPR, which are targeted mainly to corporate, small and middle size businesses. It includes aspects of the lending and depository businesses, as well as other finance and advisory services. BPPR allocates funds across business areas based on duration matched transfer pricing at market rates. This area also incorporates income related with the investment of excess funds, as well as a proportionate share of the investment function of BPPR.
  Consumer and retail banking represents the branch banking operations of BPPR which focus on retail clients. It includes the consumer lending business operations of BPPR, as well as the lending operations of Popular Auto and Popular Mortgage. Popular Auto focuses on auto and lease financing, while Popular Mortgage focuses principally on residential mortgage loan originations. The consumer and retail banking area also incorporates income related with the investment of excess funds from the branch network, as well as a proportionate share of the investment function of BPPR.
  Other financial services include the trust and asset management service units of BPPR, the brokerage and investment banking operations of Popular Securities, and the insurance agency and reinsurance businesses of Popular Insurance, Popular Insurance V.I., Popular Risk Services, and Popular Life Re. Most of the services that are provided by these subsidiaries generate profits based on fee income.

Banco Popular North America:

Banco Popular North America's reportable segment consists of the banking operations of BPNA, E-LOAN, Popular Equipment Finance, Inc. and Popular Insurance Agency, U.S.A. BPNA operates through a retail branch network in the U.S. mainland under the name of Popular Community Bank, while E-LOAN supports BPNA's deposit gathering through its online platform. All direct lending activities at E-LOAN were ceased during the fourth quarter of 2008. Popular Equipment Finance, Inc. also holds a running-off loan portfolio as this subsidiary ceased originating loans during 2009. Popular Insurance Agency, U.S.A. offers investment and insurance services across the BPNA branch network.

The Corporate group consists primarily of the holding companies: Popular, Inc., Popular North America, Popular International Bank and certain of the Corporation's investments accounted for under the equity method, including EVERTEC and Centro Financiero BHD, S.A. The Corporate group also includes the expenses of certain corporate areas that are identified as critical to the organization: Finance, Risk Management and Legal.

The accounting policies of the individual operating segments are the same as those of the Corporation. Transactions between reportable segments are primarily conducted at market rates, resulting in profits that are eliminated for reporting consolidated results of operations.

The tables that follow present the results of operations and total assets by reportable segments:

December 31, 2014
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,288,889	$157,701	$-
Provision (reversal of provision) for loan losses	289,184	(18,850)	-
Non-interest income	283,251	64,319	-
Amortization of intangibles	7,351	809	-
Depreciation expense	39,062	6,617	-
Loss on early extinguishment of debt	-	532	-
Other operating expenses	884,289	184,369	-
Income tax expense	77,973	3,101	-
Net income	$274,281	$45,442	$-
Segment assets	$27,384,169	$5,503,433	$(17,972)

December 31, 2014
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,446,590	$(501,518)	$-	$945,072
Provision (reversal of provision) for loan losses	270,334	(200)	-	270,134
Non-interest income	347,570	41,695	(2,750)	386,515
Amortization of intangibles	8,160	-	-	8,160
Depreciation expense	45,679	648	-	46,327
Loss on early extinguishment of debt	532	-	-	532
Other operating expenses	1,068,658	72,759	(2,752)	1,138,665
Income tax expense (benefit)	81,074	(22,796)	1	58,279
Net income (loss)	$319,723	$(510,234)	$1	$(190,510)
Segment assets	$32,869,630	$4,937,372	$(4,710,307)	$33,096,695

December 31, 2013
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,260,537	$192,265	$-
Provision for loan losses	616,883	(11,175)	-
Non-interest income	281,894	36,252	-
Amortization of intangibles	7,162	809	-
Depreciation expense	38,282	6,839	-
Other operating expenses	943,444	153,207	-
Income tax (benefit) expense	(236,898)	2,795	-
Net income	$173,558	$76,042	$-
Segment assets	$26,883,073	$8,724,784	$(24,609)

December 31, 2013
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,452,802	$(108,228)	$-	$1,344,574
Provision for loan losses	605,708	398	-	606,106
Non-interest income	318,146	475,663	(2,796)	791,013
Amortization of intangibles	7,971	-	-	7,971
Depreciation expense	45,121	643	-	45,764
Loss on early extinguishment of debt	-	3,388	-	3,388
Other operating expenses	1,096,651	70,997	(2,781)	1,164,867
Income tax benefit	(234,103)	(17,082)	(142)	(251,327)
Net income	$249,600	$309,091	$127	$558,818
Segment assets	$35,583,248	$5,495,498	$(5,329,413)	$35,749,333

December 31, 2012
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,199,210	$186,680	$-
Provision for loan losses	356,496	40,173	-
Non-interest income	401,417	37,141	-
Amortization of intangibles	7,351	810	-
Depreciation expense	37,321	5,785	-
Loss on early extinguishment of debt	25,196	-	-
Other operating expenses	903,677	165,133	-
Income tax expense	(20,245)	3,745	-
Net income	$290,831	$8,175	$-
Segment assets	$27,600,235	$8,651,790	$(31,792)

December 31, 2012
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,385,890	$(104,750)	$487	$1,281,627
Provision for loan losses	396,669	404	-	397,073
Non-interest income	438,558	76,156	(3,225)	511,489
Amortization of intangibles	8,161	-	-	8,161
Depreciation expense	43,106	1,258	-	44,364
Loss on early extinguishment of debt	25,196	-	-	25,196
Other operating expenses	1,068,810	71,579	(3,121)	1,137,268
Income tax expense (benefit)	(16,500)	(9,945)	42	(26,403)
Net income (loss)	$299,006	$(91,890)	$341	$207,457
Segment assets	$36,220,233	$5,308,327	$(5,021,025)	$36,507,535

Additional disclosures with respect to the Banco Popular de Puerto Rico reportable segment are as follows:

December 31, 2014
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$521,957	$757,721	$9,207	$4	$1,288,889
Provision for loan losses	138,213	150,971	-	-	289,184
Non-interest (expense) income	3,534	181,117	98,794	(194)	283,251
Amortization of intangibles	4	6,836	511	-	7,351
Depreciation expense	16,407	21,551	1,104	-	39,062
Other operating expenses	254,146	562,345	67,992	(194)	884,289
Income tax expense	22,899	38,825	16,249	-	77,973
Net income	$93,822	$158,310	$22,145	$4	$274,281
Segment assets	$10,267,633	$18,895,974	$591,955	$(2,371,393)	$27,384,169

December 31, 2013
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$493,836	$757,039	$9,662	$-	$1,260,537
Provision for loan losses	180,228	436,655	-	-	616,883
Non-interest (expense) income	(41,362)	224,080	99,243	(67)	281,894
Amortization of intangibles	4	6,837	321	-	7,162
Depreciation expense	16,083	20,981	1,218	-	38,282
Other operating expenses	296,319	578,903	68,289	(67)	943,444
Income tax (benefit) expense	(66,747)	(182,471)	12,320	-	(236,898)
Net income	$26,587	$120,214	$26,757	$-	$173,558
Segment assets	$10,803,992	$18,083,293	$576,299	$(2,580,511)	$26,883,073

December 31, 2012
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$424,467	$762,857	$11,882	$4	$1,199,210
Provision for loan losses	149,597	206,899	-	-	356,496
Non-interest income	19,426	269,190	112,949	(148)	401,417
Amortization of intangibles	13	6,833	505	-	7,351
Depreciation expense	16,840	19,522	959	-	37,321
Loss on early extinguishment of debt	8,037	17,159	-	-	25,196
Other operating expenses	279,358	555,797	68,670	(148)	903,677
Income tax expense	(33,068)	(1,460)	14,281	2	(20,245)
Net income	$23,116	$227,297	$40,416	$2	$290,831
Segment assets	$12,770,793	$19,668,009	$632,676	$(5,471,243)	$27,600,235

Additional disclosures with respect to the Banco Popular North America reportable segments are as follows:

December 31, 2014
Banco Popular North America
	Banco Popular			Total Banco Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$154,806	$2,895	$-	$157,701
Reversal of provision for loan losses	(16,416)	(2,434)	-	(18,850)
Non-interest income	61,982	2,337	-	64,319
Amortization of intangibles	809	-	-	809
Depreciation expense	6,617	-	-	6,617
Loss on early extinguishment of debt	532	-	-	532
Other operating expenses	181,452	2,917	-	184,369
Income tax expense	3,101	-	-	3,101
Net income	$40,693	$4,749	$-	$45,442
Net income ( loss)	$6,222,580	$255,757	$(974,904)	$5,503,433

December 31, 2013
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$189,229	$3,036	$-	$192,265
(Reversal of provision) provision for loan losses	(13,998)	2,823	-	(11,175)
Non-interest income	35,833	419	-	36,252
Amortization of intangibles	809	-	-	809
Depreciation expense	6,839	-	-	6,839
Other operating expenses	150,767	2,440	-	153,207
Income tax expense	4,012	(1,217)	-	2,795
Net income (loss)	$76,633	$(591)	$-	$76,042
Segment assets	$9,453,934	$315,712	$(1,044,862)	$8,724,784

December 31, 2012
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$183,222	$3,458	$-	$186,680
Provision for loan losses	24,973	15,200	-	40,173
Non-interest income	34,026	3,115	-	37,141
Amortization of intangibles	810	-	-	810
Depreciation expense	5,785	-	-	5,785
Other operating expenses	162,309	2,824	-	165,133
Income tax expense	3,745	-	-	3,745
Net income (loss)	$19,626	$(11,451)	$-	$8,175
Segment assets	$9,378,779	$367,362	$(1,094,351)	$8,651,790

Geographic Information

(In thousands)	2014	2013	2012
Revenues:[1]
Puerto Rico	$1,024,416	$1,838,657	$1,492,796
United States	223,264	218,295	202,177
Other	83,907	78,635	98,143
Total consolidated revenues	$1,331,587	$2,135,587	$1,793,116

[1] Total revenues include net interest income (expense), service charges on deposit accounts, other service fees, mortgage banking activities, net gain (loss) and valuation adjustments on investment securities, trading account (loss) profit, net (loss) gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share (expense) income and other operating income.

Selected Balance Sheet Information
(In thousands)	2014	2013	2012
Puerto Rico
Total assets	$26,276,561	$25,714,758	$26,582,248
Loans	17,704,170	18,107,764	18,484,977
Deposits	20,365,445	19,730,408	19,984,830
United States
Total assets	$5,689,604	$8,897,535	$8,816,143
Loans	3,568,564	5,839,115	5,852,705
Deposits	3,442,084	6,007,159	6,049,168
Other
Total assets	$1,130,530	$1,137,040	$1,109,144
Loans	780,483	759,840	755,950
Deposits [1]	1,000,006	973,578	966,615
[1] Represents deposits from BPPR operations located in the US and British Virgin Islands.